UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Argentina (1.4%)
Banks
Banco Macro SA ADR	16,469	$1,932
Grupo Financiero Galicia SA ADR (a)	33,853	1,745
		3,677
Austria (1.0%)
Banks
Erste Group Bank AG (b)	66,084	2,854

Brazil (8.2%)
Banks
Banco Bradesco SA (Preference)	411,140	4,550
Itau Unibanco Holding SA (Preference)	354,600	4,854
		9,404
Capital Markets
B3 SA - Brasil Bolsa Balcao	325,437	2,461

Food Products
BRF SA (b)	183,621	2,648

Multi-Line Retail
Lojas Renner SA	298,221	3,395

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (b)	397,900	1,986
Petroleo Brasileiro SA (Preference) (b)	493,913	2,386
		4,372
		22,280
Chile (1.3%)
Banks
Banco Santander Chile	7,545,125	556
Banco Santander Chile ADR	9,488	282
		838
Multi-Line Retail
SACI Falabella	264,096	2,569
		3,407
China (20.1%)
Banks
Bank of China Ltd. H Shares (c)	10,770,000	5,308
China Construction Bank Corp. H Shares (c)	4,591,810	3,809
		9,117
Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR	16,860	1,488
TAL Education Group ADR	63,342	2,135
		3,623

Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (b)(c)	752,000	1,046

Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc. (c)	19,500	328

Food Products
China Mengniu Dairy Co., Ltd. (b)(c)	431,000	1,206

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (c)	700,000	3,015

Internet & Direct Marketing Retail
Ctrip.com International Ltd. ADR (b)	6,400	337
JD.com, Inc. ADR (b)	52,584	2,009
		2,346
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)(b)	46,482	8,028
NetEase, Inc. ADR	3,210	847
Tencent Holdings Ltd. (c)	398,400	17,146
		26,021
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	764,000	251
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (a)(c)	256,200	113
		364
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (c)	1,502,000	952

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (c)	794,000	1,330
Sino Biopharmaceutical Ltd. (c)	1,151,000	1,217
		2,547
Real Estate Management & Development
China Overseas Land & Investment Ltd. (c)	176,000	572

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (c)	197,000	1,543

Wireless Telecommunication Services
China Mobile Ltd. (c)	221,000	2,239
		54,919
Czech Republic (1.1%)
Banks
Komercni Banka AS	70,150	3,064

Egypt (0.6%)
Banks
Commercial International Bank Egypt SAE	360,740	1,667

Germany (0.8%)
Textiles, Apparel & Luxury Goods
Adidas AG	9,936	2,248

Hong Kong (2.3%)
Insurance
AIA Group Ltd.	355,000	2,617

Textiles, Apparel & Luxury Goods
Samsonite International SA	869,700	3,730
		6,347
Hungary (1.3%)
Banks
OTP Bank PLC	93,201	3,497

India (9.3%)
Automobiles
Maruti Suzuki India Ltd.	22,998	2,809

Banks
ICICI Bank Ltd.	262,357	1,111
ICICI Bank Ltd. ADR	131,900	1,129
IndusInd Bank Ltd.	134,878	3,474
		5,714
Construction Materials
Shree Cement Ltd.	9,522	2,708

Machinery
Ashok Leyland Ltd.	1,517,890	2,861

Media
Zee Entertainment Enterprises Ltd.	305,668	2,434

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	383,373	2,766

Personal Products
Marico Ltd.	646,746	3,077

Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.	114,973	3,066
		25,435
Indonesia (4.9%)
Automobiles
Astra International Tbk PT	3,726,100	2,185

Banks
Bank Mandiri Persero Tbk PT	4,833,000	2,413

Construction Materials
Semen Indonesia Persero Tbk PT	2,647,900	1,991

Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	7,389,900	2,568

Household Products
Unilever Indonesia Tbk PT	548,200	1,993

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	8,227,300	1,081

Wireless Telecommunication Services
XL Axiata Tbk PT (b)	4,407,350	1,224
		13,455
Korea, Republic of (9.7%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	39,551	1,509

Auto Components
Mando Corp.	6,618	1,470

Automobiles
Hyundai Motor Co.	13,263	1,743

Biotechnology
Hugel, Inc. (b)	3,341	1,537

Construction & Engineering
Hyundai Development Co-Engineering & Construction	37,940	1,183

Electric Utilities
Korea Electric Power Corp.	49,818	1,696

Household Durables
Coway Co., Ltd.	15,360	1,261
Hanssem Co., Ltd.	5,535	732
		1,993
Industrial Conglomerates
CJ Corp.	10,674	1,589

Internet Software & Services
NAVER Corp.	4,292	2,792

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,459	7,743
Samsung Electronics Co., Ltd. (Preference)	1,749	3,149
		10,892
		26,404
Malaysia (4.0%)
Banks
Malayan Banking Bhd	933,458	2,107

Health Care Providers & Services
IHH Healthcare Bhd	1,866,900	2,542

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	1,942,800	2,476

Industrial Conglomerates
Sime Darby Bhd	1,038,400	2,218

Transportation Infrastructure
Malaysia Airports Holdings Bhd	786,400	1,583
		10,926
Mexico (4.9%)
Banks
Grupo Financiero Banorte SAB de CV Series O	782,430	5,387
Grupo Financiero Santander Mexico SAB de CV ADR	66,832	674
		6,061
Beverages
Fomento Economico Mexicano SAB de CV ADR	32,267	3,082

Construction Materials
Cemex SAB de CV ADR (b)	326,102	2,961

Hotels, Restaurants & Leisure
Alsea SAB de CV	352,330	1,300
		13,404
Pakistan (0.7%)
Banks
United Bank Ltd.	746,000	1,331

Construction Materials
Lucky Cement Ltd.	82,650	443
		1,774
Panama (0.7%)
Airlines
Copa Holdings SA, Class A	14,695	1,830

Peru (1.4%)
Banks
Credicorp Ltd.	18,093	3,709

Philippines (2.8%)
Banks
Metropolitan Bank & Trust Co.	1,676,578	2,855

Diversified Financial Services
Ayala Corp.	13,790	263

Industrial Conglomerates
SM Investments Corp.	134,593	2,339

Real Estate Management & Development
Ayala Land, Inc.	2,491,800	2,134
		7,591
Poland (5.1%)
Banks
Bank Zachodni WBK SA	26,035	2,492

Powszechna Kasa Oszczednosci Bank Polski SA (b)	326,829	3,165
		5,657
Food & Staples Retailing
Jeronimo Martins SGPS SA	97,724	1,928

Insurance
Powszechny Zaklad Ubezpieczen SA	153,841	1,939

Textiles, Apparel & Luxury Goods
CCC SA	34,251	2,591
LPP SA	800	1,791
		4,382
		13,906
Russia (4.9%)
Banks
Sberbank of Russia PJSC ADR	134,919	1,921

Food & Staples Retailing
X5 Retail Group N.V. GDR (b)	64,285	2,886

Internet Software & Services
Mail.ru Group Ltd. GDR (b)	44,626	1,471
Yandex N.V., Class A (b)	66,966	2,206
		3,677
Metals & Mining
MMC Norilsk Nickel PJSC ADR	129,660	2,232

Oil, Gas & Consumable Fuels
Gazprom PJSC ADR	606,938	2,543
		13,259
South Africa (3.0%)
Banks
Capitec Bank Holdings Ltd.	24,541	1,557

Commercial Services & Supplies
Novus Holdings Ltd.	2,758	1

Food & Staples Retailing
Clicks Group Ltd.	109,677	1,280

Food Products
AVI Ltd.	219,658	1,589

Household Durables
Steinhoff International Holdings N.V. H Shares (a)	431,444	1,913

Media
Naspers Ltd., Class N	7,973	1,720
		8,060

Switzerland (0.5%)
Professional Services
DKSH Holding AG	16,842	1,432

Taiwan (7.6%)
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	337,758	1,738
Hon Hai Precision Industry Co., Ltd.	579,405	2,006
Largan Precision Co., Ltd.	13,000	2,285
		6,029
Food Products
Uni-President Enterprises Corp.	418,070	876

Household Durables
Nien Made Enterprise Co., Ltd.	156,000	1,600

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,249,916	1,529
Nanya Technology Corp.	316,000	894
Taiwan Semiconductor Manufacturing Co., Ltd.	1,259,455	8,992
		11,415
Tech Hardware, Storage & Peripherals
Advantech Co., Ltd.	105,596	752
		20,672
United Kingdom (0.1%)
Paper & Forest Products
Mondi PLC	12,837	344

United States (1.4%)
Internet Software & Services
MercadoLibre, Inc. (a)	15,076	3,904
Total Common Stocks (Cost $192,745)		270,065

Short-Term Investments (2.3%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,431)	4,431,262	4,431

Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,012)	2,012,037	2,012
Total Short-Term Investments (Cost $6,443)		6,443
Total Investments (101.4%) (Cost $199,188) Including $10,927 of Securities Loaned (e)(f)		276,508
Liabilities in Excess of Other Assets (-1.4%)		(3,827)
Net Assets (100.0%)		$272,681

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $10,927,000 and $11,146,000, respectively. The Fund received cash collateral of approximately $4,431,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $6,715,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Non-income producing security.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(f)                                   At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,731,000 and the aggregate gross unrealized depreciation is approximately $4,411,000, resulting in net unrealized appreciation of approximately $77,320,000.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

PJSC                    Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.8%
Banks	24.8
Internet Software & Services	13.4
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2017 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,509	$—	$—	$1,509
Airlines	1,830	—	—	1,830
Auto Components	1,470	—	—	1,470
Automobiles	6,737	—	—	6,737
Banks	67,443	—	—	67,443
Beverages	3,082	—	—	3,082
Biotechnology	1,537	—	—	1,537
Capital Markets	2,461	—	—	2,461
Commercial Services & Supplies	1	—	—	1
Construction & Engineering	1,183	—	—	1,183
Construction Materials	8,103	—	—	8,103
Diversified Consumer Services	3,623	—	—	3,623
Diversified Financial Services	263	—	—	263
Diversified Telecommunication Services	3,614	—	—	3,614
Electric Utilities	1,696	—	—	1,696
Electronic Equipment, Instruments & Components	6,357	—	—	6,357
Food & Staples Retailing	6,094	—	—	6,094
Food Products	6,319	—	—	6,319
Health Care Providers & Services	2,542	—	—	2,542
Hotels, Restaurants & Leisure	3,776	—	—	3,776
Household Durables	5,506	—	—	5,506
Household Products	1,993	—	—	1,993
Industrial Conglomerates	6,146	—	—	6,146
Insurance	7,571	—	—	7,571
Internet & Direct Marketing Retail	2,346	—	—	2,346
Internet Software & Services	36,394	—	—	36,394
Machinery	3,225	—	—	3,225
Media	4,154	—	—	4,154
Metals & Mining	2,232	—	—	2,232
Multi-Line Retail	5,964	—	—	5,964
Oil, Gas & Consumable Fuels	10,633	—	—	10,633
Paper & Forest Products	344	—	—	344
Personal Products	3,077	—	—	3,077
Pharmaceuticals	2,547	—	—	2,547
Professional Services	1,432	—	—	1,432
Real Estate Management & Development	3,787	—	—	3,787
Semiconductors & Semiconductor Equipment	11,415	—	—	11,415
Tech Hardware, Storage & Peripherals	11,644	—	—	11,644
Textiles, Apparel & Luxury Goods	11,903	—	—	11,903
Thrifts & Mortgage Finance	3,066	—	—	3,066
Transportation Infrastructure	1,583	—	—	1,583
Wireless Telecommunication Services	3,463	—	—	3,463
Total Common Stocks	270,065	—	—	270,065
Short-Term Investments
Investment Company	6,443	—	—	6,443
Total Assets	$276,508	$—	$—	$276,508

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017